RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Director and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related party loans	$ 233			$ 239
Stockholder’s loan [Member]
Related Party Transaction [Line Items]
Interest rate	8.85%		8.85%	8.85%
Stockholders loan benefit	$ 10	$ 4	$ 2	$ 13